Document and Entity Information	Mar. 23, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001707178
Document Type	8-K
Document Period End Date	Mar. 23, 2021
Entity Registrant Name	CorePoint Lodging Inc.
Entity Incorporation State Country Code	MD
Entity File Number	001-38168
Entity Tax Identification Number	82-1497742
Entity Address, Address Line One	125 E. John Carpenter Freeway
Entity Address, Address Line Two	Suite 1650
Entity Address, City or Town	Irving
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75062
City Area Code	(972)
Local Phone Number	893-3199
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value per share
Trading Symbol	CPLG
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	true